Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 115,552	$ 77,673	$ 101,664	$ 135,166	$ 115,244
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	54,314	56,882	75,428	54,149	43,923
Amortization of debt discount	4,665	2,835	3,811	3,566	3,340
Consumer loan loss provision	251,774	219,079	316,294	225,688	182,394
Stock-based compensation	3,899	3,982	4,804	4,934	3,815
Deferred income taxes, net	(2,963)	5,614	(3,521)	25,563	8,842
Excess income tax benefit from stock-based compensation	(595)	(2,082)	(2,638)	(1,040)	(2,250)
Other	1,267	3,985	8,601	2,884	718
Changes in operating assets and liabilities, net of assets acquired
Merchandise held for disposition	7,011	8,216	10,229	(7,150)	(1,869)
Pawn loan fees and service charges receivable	1,025	979	1,312	(5,707)	(2,120)
Finance and service charges on consumer loans	(3,773)	(2,989)	(8,218)	(9,426)	(3,590)
Prepaid expenses and other assets	1,920	(681)	(284)	2,337	4,146
Accounts payable and accrued expenses	12,890	(6,680)	14,038	9,916	11,569
Current income taxes	(16,025)	(10,787)	(3,886)	12,310	(5,415)
Other operating assets and liabilities	2,335	1,820	647	814	413
Net cash provided by operating activities	433,296	357,846	518,281	454,004	359,160
Cash Flows from Investing Activities
Pawn loans made	(552,280)	(573,465)	(760,925)	(779,668)	(644,683)
Pawn loans repaid	320,055	323,891	426,583	408,105	340,267
Principal recovered through dispositions of forfeited pawn loans	209,399	244,686	336,791	316,651	291,163
Consumer loans repaid	1,222,379	1,124,728	1,537,930	1,324,807	1,374,445
Consumer loans made or purchased	(1,512,668)	(1,375,293)	(1,912,962)	(1,621,836)	(1,591,467)
Acquisitions, net of cash acquired	(104,668)	(56,919)	(78,217)	(49,539)	(82,263)
Purchases of property and equipment	(43,006)	(58,566)	(79,399)	(75,049)	(59,697)
Proceeds From Sales Of Assets			5,471	0	0
Proceeds from sales of marketable securities	6,616	0
Investment in equity securities			(1,000)	(5,000)	(5,652)
Other investing activities	1,182	(784)	(926)	(515)	822
Net cash provided by (used in) investing activities	(452,991)	(371,722)	(526,654)	(482,044)	(377,065)
Cash Flows from Financing Activities
Net borrowings (repayments) under bank lines of credit	(180,786)	7,427	20,172	65,814	25,362
Issuance of long-term debt	300,000	52,000	52,000	50,000	25,000
Net proceeds from re-issuance of treasury shares	0	1,251	1,784	403	2,013
Debt issuance costs paid	(9,941)	(425)	(440)	(2,902)	(293)
Payments on notes payable	(21,787)	(9,585)	(34,272)	(38,113)	(25,493)
Excess income tax benefit from stock-based compensation	595	2,082	2,638	1,040	2,250
Treasury shares purchased	(45,448)	(17,832)	(25,133)	(20,488)	(14,482)
Dividends paid	(2,996)	(3,078)	(4,096)	(4,111)	(4,135)
Purchase of noncontrolling interest	(4)	(5,625)	(5,625)	0	0
Net cash provided by (used in) financing activities	39,633	26,215	7,028	51,643	10,222
Effect of exchange rates on cash	1,024	3,782	1,937	615	3
Net increase (decrease) in cash and cash equivalents	20,962	16,121	592	24,218	(7,680)
Cash and cash equivalents at beginning of year	63,134	62,542	62,542	38,324	46,004
Cash and cash equivalents at end of period	84,096	78,663	63,134	62,542	38,324
Non-cash investing and financing activities
Pawn loans forfeited and transferred to merchandise held for disposition	237,685	257,278	350,122	334,869	297,045
Pawn loans renewed	197,781	206,412	279,553	207,661	134,539
Consumer loans renewed	$ 487,258	$ 471,415	$ 629,516	$ 571,651	$ 416,168